SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.     SUBSEQUENT EVENTS

In April 2017, Zhe Hao, on behalf of Fund No.2, entered into arrangements with Bohai International Trust Co.,Ltd (“Bohai Trust Company”), an independent third-party trust company which acts as the trustee. Pursuant to the agreements, Zhe Hao would transferred the entire beneficial rights in Trust No.2 (after deducting the benefit from Trust No.2 enjoyed by the Fund No.2 during the period prior to the transfer) (the “Beneficial Right Asset”) to Bohai Trust Company., and Bohai Trust Company created Bohai Trust • Zhong Yi Property Trust No.1 (“Zhong Yi Trust”) to host the Beneficial Right Asset. The transfer of beneficiary rights from Zhe Hao to Zhong Yi Trust was completed on April 5, 2017. On the same date, the Group purchased all subordinated beneficiary rights in Zhong Yi Trust amounted to RMB102.3 million (US$14.7million) representing 34% of the total price of securities issued by Zhong Yi Trust. Fund No.2 were subsequently liquidated, and principal and interests were distributed to its investors, including the Group, on April 18, 2017. The Group will continue to provide post origination services with respect to the underlying loan assets. The Group is currently evaluating the accounting treatment with respect to the transaction arrangement described above.